DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2022
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE

NOTE 18. DEBT INSTRUMENTS IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2022

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,642,404	4,708,586	13.06%-17.92%
Bancolombia S.A.(2)(3)	Foreign	USD	2,256,397	10,501,036	3.02%-7.03%
Banistmo S.A. y filiales	Foreign	USD	687,913	3,344,759	1.80%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	125,640	603,865	5.45%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	70,881	342,793	1.50%-5.65%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	14,876	72,240	3.30%-3.65%
Grupo Agromercantil Holding S.A. y Filiales	Foreign	USD	563	2,709	0.25%-7.25%
Total				19,575,988

(1) Face value is in US dollar for foreign currency bonds.

(2) On September 11, 2022, the decrease was due to the maturity of titles for USD 695,000.

(3) See Note 18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

(4) See Note 18.2 Issue of Banco Agrícola S.A. ordinary bonds.

As of December 31, 2021

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.(2)	Local	COP	4,158,757	4,190,777	4.35%-10.30%
Bancolombia S.A.	Foreign	USD	2,967,644	11,449,784	0.30%-5.19%
Banistmo S.A. y filiales	Foreign	USD	1,079,981	4,334,751	1.20%-5.00%
Banco Agrícola S.A.	Foreign	USD	162,000	644,557	5.60%-6.40%
Bancolombia Panamá S.A.	Foreign	USD	113,413	457,155	0.45%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	3,645	14,575	0.95%-0.95%
Grupo Agromercantil Holding S.A. y Filiales	Foreign	USD	569	2,265	0.25%-7.25%
Total				21,093,864

(1) Face value is in US dollar for foreign currency bonds.

(2) See Note 18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

The following table shows the detail of the bonds classified by currency, term and type of issue:

As of December 31, 2022

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,225,276	1,225,276
Ordinary bonds	-	-	165,495	3,317,815	3,483,310
Foreign currency
Subordinated bonds(1)	-	-	-	6,026,739	6,026,739
Ordinary bonds	402,714	609,437	619,232	7,209,280	8,840,663
Total	402,714	609,437	784,727	17,779,110	19,575,988
(1)	In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

On October 25, 2022 Bancolombia S.A. issued the first bond linked to sustainability for COP 640,000, with commitments to promoting financial inclusion and decarbonizing loans. The issuance, was signed by the BID, BID Invest and LAGreen, has a term of 5 years and includes sustainability goals, such as a commitment to grant financing for more than 1.5 million unbanked or low-income people by 2025, and to reduce CO2 emissions by 35.6% in its financed loans compared to 2021, all as part of the Bank’s sustainability strategy.

18.2 Issue of Banco Agrícola S.A. ordinary bonds.

Banco Agrícola a subsidiary of Grupo Bancolombia issued ordinary bonds on July 26, 2022 for USD 10,000 at a rate of 5.25% with a term of 2 years and on October 7, 2022 for USD 13,600 at a rate of 6.0% with a term of 5 years.

As of December 31, 2021

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,213,988	1,213,988
Ordinary bonds	-	-	164,753	2,812,036	2,976,789
Foreign currency
Subordinated bonds(1)	-	-	-	7,753,417	7,753,417
Ordinary bonds	408,859	205,913	331,131	8,203,767	9,149,670
Total	408,859	205,913	495,884	19,983,208	21,093,864

(1) In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

On September 16, 2021, Bancolombia S.A. issued in the Colombian public securities market sustainable ordinary bonds in an aggregate principal amount of COP 600,000, under the program for ordinary bonds, green bonds, social bonds, sustainable bonds, orange bonds and subordinated bonds. Bids for 1.8 times the aggregate amount of bonds offered were received. The bonds are offered in two series with terms of 3, 5 and 12 years. The Bank is committed to using the net proceeds of this issuance to finance the origination of loans for projects in these categories.

For information related to the disclosures of fair value of the debt securities in issue, see Note 30 Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2022	December 31, 2021
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,898,469	5,697,371
More than twelve months after the reporting period	17,677,519	15,396,493
Total	19,575,988	21,093,864

As of December 31, 2022 and 2021, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo S.A. social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.